Share based compensation, Fair Value of Equity Settled Options (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value assumptions and methodology [Abstract]
Risk-free rate	2.00%
Options [Member]
Fair value assumptions and methodology [Abstract]
Expected future volatility	32.00%	30.00%	25.00%
Expected dividend rate	0.00%	0.00%	0.00%
Risk-free rate	2.00%
Risk-free rate, minimum		2.10%	1.50%
Risk-free rate, maximum		2.90%	2.00%
Expected life after vesting	2 years	2 years	2 years